Fixed assets (Schedule of Investment in Photovoltaic Plants) (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) kW	Dec. 31, 2016 EUR (€)	[1]	Dec. 31, 2015 EUR (€)	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Investments in photovoltaic plants	€ 78,837	€ 73,274		€ 72,564
Troia 8 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	995.67
Connection to Grid	January 2011
Investments in photovoltaic plants	€ 3,502
Troia 9 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	995.67
Connection to Grid	January 2011
Investments in photovoltaic plants	€ 3,478
Del Bianco [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	734.40
Connection to Grid	April 2011
Investments in photovoltaic plants	€ 2,096
Giache [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	730.01
Connection to Grid	April 2011
Investments in photovoltaic plants	€ 2,767
Costantini [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	734.40
Connection to Grid	April 2011
Investments in photovoltaic plants	€ 2,115
Massaccesi [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	749.7
Connection to Grid	April 2011
Investments in photovoltaic plants	€ 2,750
Galatina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	994.43
Connection to Grid	May 2011
Investments in photovoltaic plants	€ 4,131
Pedale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	2,993
Connection to Grid	May 2011
Investments in photovoltaic plants	€ 11,254
Acquafresca [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	947.6
Connection to Grid	June 2011
Investments in photovoltaic plants	€ 3,165
D'Angella [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	930.5
Connection to Grid	June 2011
Investments in photovoltaic plants	€ 3,119
Soleco[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	5,924
Connection to Grid	August 2011
Investments in photovoltaic plants	€ 15,335
Technoenergy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	5,900
Connection to Grid	August 2011
Investments in photovoltaic plants	€ 15,196
Ellomay Spain - Rinconada II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	2,275
Connection to Grid	June 2010
Investments in photovoltaic plants	€ 5,509
Rodriguez I [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	1,675
Connection to Grid	November 2011
Investments in photovoltaic plants	€ 3,662
Rodriguez II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	2,691
Connection to Grid	November 2011
Investments in photovoltaic plants	€ 6,631
Fuente Librilla [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	1,248
Connection to Grid	June 2011
Investments in photovoltaic plants	€ 3,212

[1]	Please refer to note 2C for functional and presentation currency.